Other Investments (Summary of Other Investments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 344,943
Current Assets [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value	15,362
Other Investments [Member]
Debt Securities, Available-for-sale [Line Items]
Fair Value	329,581
Significant Other Observable Inputs (Level 2)
Debt Securities, Available-for-sale [Line Items]
Debt Securities, Amortized Costs	38,614
Debt Securities, Unrealized Gains	1,751
Debt Securities, Unrealized Losses	0	$ 0
Debt Securities, Fair Value	40,365
Forward Purchase Contracts, Amortized Costs	232,929
Forward Purchase Contracts, Unrealized Gains	71,649
Forward Purchase Contracts, Unrealized Losses	0	$ 0
Forward Purchase Contracts, Fair Value	$ 304,578